Short and Long -Term Investments	12 Months Ended
Dec. 31, 2021
Disclosure of short and long term investments [Abstract]
SHORT AND LONG-TERM INVESTMENTS	SHORT-TERM INVESTMENTS
6.1    Accounting policies
In the presentation and measurement of the financial investments, the Company considers the provisions of IFRS 9 – Financial Instruments, which determines that financial assets shall be initially measured at fair value less costs directly attributable to their acquisition. In turn, the subsequent measurement is divided into two categories:
6.1.1 Amortized cost
Short-term investments are measured at amortized cost when all the following conditions are met:
•The Company plans to hold the financial asset to collect cash flows set forth in contract;
•Contractual cash flows represent solely payments of interest and principal (“SPPI”); and
•The Company did not opt for the fair value methodology in order to eliminate measurement inconsistencies named “accounting mismatch”.
6.1.2 Fair value
•Through comprehensive income: short-term investments shall be measured at fair value through comprehensive income when both of the following conditions are met:
(i)the Company plans to hold the financial asset to collect cash flows set forth in contract and sell the asset; and
(ii)contractual cash flows represent SPPI;
•Through profit or loss: it is considered to be a residual category, i.e. the Company does not plan to hold the financial asset to collect cash flows set forth in contract and/or sell the asset, this shall be measured at fair value through profit or loss.
Financial instruments designated at fair value through profit or loss are used to eliminate or significantly reduce an accounting mismatch, and are therefore measured at fair value.
6.2 Breakdown of short-term investments
6.2.1 Short-term investments measured at fair value through profit or loss

	Effective interest rate p.a.	December 31,
Description		2021	2020

Exclusive investment funds	—	—	62,972
Investment funds	0.15%	1,430	28,847
TAP Bond	7.50%	906,719	854,462
		908,149	946,281

Current		1,430	91,819
Non-current		906,719	854,462